Income Taxes	12 Months Ended
Sep. 30, 2013
Income Taxes [Text Block]
Note 10	Income Taxes

The tax effects of the temporary differences that give rise to the Company’s estimated deferred tax assets and liabilities are as follows:

	2013	2012
Tax rate	34%	34%

Net operating loss carryforwards	$7,141,000	$6,775,000
Research and development tax credits	705,000	741,000
Foreign exchange	(19,000)	28,000
Accrued bonuses	34,000	34,000
Intangible asset costs	51,000	34,000
Stock-based compensation	633,000	-
Valuation allowance for deferred tax assets	(8,545,000)	(7,612,000)

Net deferred tax assets	$-	$-

The provision for income taxes differ from the amount established using the statutory income tax rate as follows:

	2013	2012

Income benefit at statutory rate	$(1,258,000)	$(2,823,000)
Foreign income taxed at foreign statutory rate	-	(2,000)
Debt extinguishment	501,000	1,302,000
Research and development tax credit	(17,000)	(175,000)
Fair value of derivative liability	7,000	(23,000)
Debt accretion	-	33,000
Other permanent differences	(5,000)	113,000
Adjustment to prior years' tax provision	(161,000)	-
Change in valuation allowance	933,000	1,575,000

Income Tax Expense	$-	$-

As of September 30, 2013, the Company had net operating loss carry-forwards of approximately $21,022,000 (2012: $20,196,000) available to offset future taxable income. The carry-forwards will begin to expire in 2027 unless utilized in earlier years. The Company has not yet filed any tax returns in France as they are not yet due.

The Company evaluates its valuation allowance requirements based on projected future operations. When circumstances change and this causes a change in management’s judgment about the recoverability of deferred tax assets, the impact of the change on the valuation allowance is reflected in current income. Because management of the Company does not currently believe that it is more likely than not that the Company will receive the benefit of these assets, a valuation allowance equal to the deferred tax asset has been established at both September 30, 2013 and 2012.

Uncertain Tax Positions

The Company files income tax returns in the U.S. federal jurisdiction, various state and foreign jurisdictions. The Company’s tax returns are subject to tax examinations by U.S. federal and state tax authorities, or examinations by foreign tax authorities until respective statute of limitation. The Company is subject to tax examinations by tax authorities for all taxation years commencing on or after 2005.